STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED STATEMENTS OF OPERATIONS
Product revenues			$ 752,548		$ 616,511
Cost of sales	$ 30,834	$ 147,733	70,724	$ 147,733	338,896
Gross profit	27,551	113,566	65,313	113,566	277,615
Operating Expenses:
Selling, general and administrative	4,440,645	685,079	10,687,936	2,678,689	4,327,998	$ 1,131,385
Research and development	633,262	956,499	1,743,806	3,617,101	4,193,362	2,191,696
Total operating expenses	5,073,907	1,641,578	12,431,742	6,295,790	8,521,360	3,323,081
Loss before income tax benefit	6,442,644	(1,528,012)	(1,527,429)	(6,182,224)	(8,243,745)	(3,323,081)
Income tax benefit	206,849	0	426,681	0	320,138
Net Loss	$ 6,649,493	$ (1,528,012)	$ (1,100,748)	$ (6,182,224)	$ (7,923,607)	$ (3,323,081)
Loss Per Common Share
Basic	$ 0.43	$ (0.13)	$ (0.08)	$ (0.61)	$ (0.74)	$ (1.02)
Diluted	$ 0.42	$ (0.13)	$ (0.08)	$ (0.61)	$ (0.74)	$ (1.02)
Weighted-average common shares outstanding:
Basic	15,377,636	11,363,636	14,388,625	10,135,506	10,675,765	3,250,980
Diluted	15,767,353	11,363,636	14,388,625	10,135,506	10,675,765	3,250,980